14. Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Related Party Transaction

In April 2011, the Company paid a car rental fee of RMB135,000 to Hongjun Zou, the senior Vice President of the Company. For the years ended December 31, 2012 and 2013, RMB67,500 and nil was amortized to the income statement prescribed by the contractual term, respectively.